Summary of Operating Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Remainder of 2021
2022	6,732
2023	6,732
2024	6,732
Total future minimum lease payments	20,196
Discount	(4,872)
Total	$ 15,324	$ 39,809